Stockholders' Equity - Summary of Other Equity Reserves and Subordinated Notes (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Reserves Within Equity And Subordinated Notes [Abstract]
Other equity reserves	$ (2,549)	$ (2,365)
Subordinated liabilities	994	994
Total Other Equity Reserves And Subordinated Notes	$ (1,555)	$ (1,371)